Schedule of Common Stock Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance December 31, 2024	$ 1,997,936	$ 725,230	$ 725,230
Common Stock issued for services	959,250	614,500	4,077,050	$ 677,925
Common Stock issued for loss on settlement
Common Stock due of executive bonus	347,500
Common Stock due from private placement	4,971,971
Balance March 31, 2025	1,944,776		1,997,936	725,230
Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance December 31, 2024	1,997,936
Common Stock issued for services	(756,250)		642,750
Common Stock issued for loss on settlement	(809,608)
Common Stock due of executive bonus	347,500
Common Stock due from private placement	1,165,198
Balance March 31, 2025	$ 1,944,776		$ 1,997,936